Malizia Spidi & Fisch, PC ATTORNEYS AT LAW
901 New York Avenue, N.W. Suite 210 East Washington, D.C. 20001 (202) 434-4660 Facsimile: (202) 434-4661	1900 South Atherton Street Suite 101 State College, PA 16801 (814) 272-3502 Facsimile: (814) 272-3514
James C. Stewart stewart@malizialaw.com	writer’s direct dial number (202) 434-4671

By EDGAR

March 18, 2010

Securities and Exchange Commission
450 Fifth Street, NW
Washington, D.C.  20549

Re:          Definitive Proxy Soliciting Materials
for 2010 Annual Meeting of Shareholders
Dimeco, Inc.
Commission File No.  0-49639

Gentlemen:

Enclosed for filing on behalf of Dimeco, Inc. (the “Company”) in accordance with Rule 14a-6(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), are the definitive proxy statement, form of proxy and all other soliciting material (the “Proxy Materials”) in the form being furnished by the Company to its shareholders in connection with the Company’s 2010 Annual Meeting of Shareholders (the “Annual Meeting”).  The Proxy Materials are first being furnished to shareholders on or about March 18, 2010.  Since the only matters to be acted on at the Annual Meeting are the election of directors, the approval of the Company’s 2010 Equity Incentive Plan (the “Plan”) (which is a plan as defined in paragraph (a)(7)(ii) of Item 402 of Regulation S-K) and the ratification of auditors and there is no solicitation in opposition, preliminary copies of the Proxy Materials were not filed with the Commission in reliance on Exchange Act Rule 14a-6(a).

Copies of the Plan are attached as appendices to the proxy statement.  In accordance with Instruction 5 to Item 10 of Schedule 14A, we hereby inform the Commission supplementally on behalf of the Company that the options and shares of Common Stock to be issued under the Plan will be registered under the Securities Act of 1933 as soon as practicable after shareholder approval of the Plan at the Annual Meeting.

If you have any questions or comments, please contact the undersigned at the above number.

Very truly yours,
/s/ James C. Stewart
James C. Stewart

Enclosure
cc:   Maureen H. Beilman, Chief Financial Officer (w/o encl.)
    Dimeco, Inc.
    Richard Fisch, Esq.